Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of Provisions

(in millions €)	December 31, 2025	December 31, 2024
Contractual disputes / settlements	58.6	85.7
Obligations from onerous contracts	51.8	56.6
Restructuring	39.1	—
Other	31.3	23.4
Total	180.8	165.7
Total current	145.3	144.8
Total non-current	35.5	20.9